ORGANIZATION AND LINE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ORGANIZATION AND LINE OF BUSINESS

1. ORGANIZATION AND LINE OF BUSINESS

Organization

Cereplast, Inc. (“we” or “Cereplast”) was incorporated on September 29, 2001 in the State of Nevada under the name Biocorp North America Inc. On March 18, 2005, we filed an amendment to our certificate of incorporation to change our name to Cereplast, Inc.

Line of Business

We have developed and are commercializing proprietary bio-based resins through two complementary product families: Cereplast Compostables® resins which are compostable, renewable, ecologically sound substitutes for petroleum-based plastics, and Cereplast Sustainables™ resins (including the Cereplast Hybrid Resins product line), which replaces up to 90% of the petroleum-based content of traditional plastics with materials from renewable resources. Our resins can be converted into finished products using conventional manufacturing equipment without significant additional capital investment by downstream converters.

The demand for non-petroleum based, clean and renewable sources for materials, such as bioplastics, and the demand for compostable/biodegradable products are being driven globally by a variety of factors, including fossil fuel price volatility, energy security and environmental concerns. These factors have led to increased spending on clean and renewable products by corporations and individuals as well as legislative initiatives at national, state and local level.

We are a full-service resin solution provider uniquely positioned to capitalize on the rapidly increasing demand for sustainable and environmentally friendly alternatives to traditional plastic products.

We primarily conduct our operations through two product families:

•

Cereplast Compostables® resins are compostable and bio-based, ecologically sound substitutes for petroleum-based plastics targeting primarily compostable bags, single-use food service products and packaging applications. We offer 17 commercial grades of Compostable resins in this product line. These resins are compatible with existing manufacturing processes and equipment making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Compostable line in November 2006.

•

Cereplast Sustainables™ resins are partially or fully bio-based, ecologically sound substitutes for fully petroleum-based plastics targeting primarily durable goods, packaging applications. We offer four commercial grades of Sustainable resins in this product line. These resins are compatible with existing manufacturing processes and equipment, making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Sustainable line in late 2007 under the name “Cereplast Hybrid Resins®.”

•

Cereplast Hybrid Resins® products replace up to 55% of the petroleum content in conventional plastics with bio-based materials such as industrial starches sourced from plants. The Hybrid resins line is designed to offer similar properties to traditional polyolefins such as impact strength and heat deflection temperature, and is compatible with existing converter processes and equipment. The Cereplast Hybrid Resins® line provides a viable alternative for brand owners and converters looking to partially replace petroleum-based resins in durable goods applications. Hybrid resins address this need in a wide range of markets, including automotive, consumer goods, consumer electronics, medical, packaging, and construction. We commercially introduced our first grade of Hybrid resin, Hybrid 150, at the end of 2007. We currently offer eight commercial grades in this product line.

•

Cereplast Algae Plastic® resins. In October of 2009 we announced that we have been developing a new technology to transform algae into bioplastics and intend to launch a new resin family containing algae-based materials that will complement our existing line of resins. The first commercial product with Cereplast Algae Plastic® resin is now being produced and sold as part of our Sustainables resin family. We believe that it is important to enhance research on non-food crops as we expect a surge in demand in bioplastics in future years, thus potentially creating pressure on food crops. Algae are the first non-food crop project that we have introduced and our R&D department is contemplating the development of additional non-food crop based materials in future years.

Our patent portfolio is currently comprised of five patents in the United States (“U.S.”), one Mexican patent, and seven pending patent applications in the U.S. and abroad. Our trademark portfolio is currently comprised of 47 registered marks, 4 allowed marks and 12 pending applications in the U.S. and abroad.

1. ORGANIZATION AND LINE OF BUSINESS

Organization

We were incorporated on September 29, 2001 in the State of Nevada under the name of Biocorp North America Inc. On March 18, 2005, we filed an amendment to our certificate of incorporation to change our name to Cereplast, Inc.

Line of Business

Cereplast, Inc. (“we” or “Cereplast”) has developed and is commercializing proprietary bio-based resins through two complementary product families: Cereplast Compostables® resins which are compostable, renewable, ecologically sound substitutes for petroleum-based plastics, and Cereplast Sustainables™ resins (including the Cereplast Hybrid Resins product line), which replaces up to 90% of the petroleum-based content of traditional plastics with materials from renewable resources. Our resins can be converted into finished products using conventional manufacturing equipment without significant additional capital investment by downstream converters.

The demand for non-petroleum based, clean and renewable sources for materials, such as bioplastics, and the demand for compostable/biodegradable products are being driven globally by a variety of factors, including fossil fuel price volatility, energy security and environmental concerns. These factors have led to increased spending on clean and renewable products by corporations and individuals as well as legislative initiatives at national, state and local level.

We are a full-service resin solution provider uniquely positioned to capitalize on the rapidly increasing demand for sustainable and environmentally friendly alternatives to traditional plastic products.

We primarily conduct our operations through two product families:

•

Cereplast Compostables® resins are compostable and bio-based, ecologically sound substitutes for petroleum-based plastics targeting primarily compostable bags, single-use food service products and packaging applications. We offer 13 commercial grades of Compostable resins in this product line. These resins are compatible with existing manufacturing processes and equipment making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Compostable line in November 2006.

•

Cereplast Sustainables™ resins are partially or fully bio-based, ecologically sound substitutes for fully petroleum-based plastics targeting primarily durable goods, packaging applications. We offer six commercial grades of Sustainable resins in this product line. These resins are compatible with existing manufacturing processes and equipment, making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Sustainable line in late 2007 under the name “Cereplast Hybrid Resins®.”

•

Cereplast Hybrid Resins® products replace up to 55% of the petroleum content in conventional plastics with bio-based materials such as industrial starches sourced from plants. The Hybrid resins line is designed to offer similar properties to traditional polyolefins such as impact strength and heat deflection temperature, and is compatible with existing converter processes and equipment. The Cereplast Hybrid Resins® line provides a viable alternative for brand owners and converters looking to partially replace petroleum-based resins in durable goods applications. Hybrid resins address this need in a wide range of markets, including automotive, consumer goods, consumer electronics, medical, packaging, and construction. We commercially introduced our first grade of Hybrid resin, Hybrid 150, at the end of 2007. We currently offer four commercial grades in this product line.

•

Cereplast Algae Plastic® resins. In October of 2009 we announced that we have been developing a new technology to transform algae into bioplastics and intend to launch a new resin family containing algae-based materials that will complement our existing line of resins. The first commercial product with Cereplast Algae Plastic® resin is now being produced and sold as part of our Sustainables resin family. We believe that it is important to enhance research on non-food crops as we expect a surge in demand in bioplastics in future years, thus potentially creating pressure on food crops. Algae are the first non-food crop project that we have introduced and our R&D department is contemplating the development of additional non-food crop based materials in future years.

Our patent portfolio is currently comprised of six patents in the United States (“U.S.”), one Mexican patent, and eight pending patent applications in the U.S. and abroad. Our trademark portfolio is currently comprised of approximately 45 registered marks and 21 pending applications in the U.S. and abroad.